THE SWISS
                                    HELVETIA
                                   FUND, INC.
                                   www.swz.com

QUARTERLY REPORT
FOR THE PERIOD ENDED
MARCH 31, 2000

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Directors and Officers

Paul Hottinguer
CHAIRMAN AND
CHIEF EXECUTIVE OFFICER

Eric R. Gabus
VICE CHAIRMAN
(NON OFFICER)

Alexandre de Takacsy
DIRECTOR

Claude Frey
DIRECTOR

Baron Hottinger
DIRECTOR

Claude Mosseri-Marlio
DIRECTOR

Didier Pineau-Valencienne
DIRECTOR


Stephen K. West, Esq.
DIRECTOR

Samuel B. Witt III, Esq.
DIRECTOR

Rodolphe Hottinger
PRESIDENT AND CHIEF OPERATING OFFICER

Rudolf Millisits
VICE PRESIDENT

Edward J. Veilleux
VICE PRESIDENT AND TREASURER

Paul R. Brenner, Esq.
SECRETARY

INVESTMENT ADVISOR
Hottinger Capital Corp.
630 Fifth Avenue
Suite 915
New York, New York 10111-0001
(212) 332-7930

ADMINISTRATOR
Investment Company Capital Corp.

CUSTODIAN
PFPC Trust Company

TRANSFER AGENT
PFPC,Inc.
(800) 852-4750

LEGAL COUNSEL
Paul R. Brenner, Esq. and
Salans Hertzfeld Heilbronn Christy &Viener

INDEPENDENT AUDITORS
Deloitte & Touche LLP

For Dividend Reinvestment Information, see page 12.


The Investment Advisor

The Fund is managed by Hottinger Capital Corp., which is 100% owned by the Hottinger Group.

The Hottinger Group dates back to Banque Hottinguer which was formed in Paris in 1786, and is one of Europe's oldest private banking firms. The Hottinger Group has remained under the control of the Hottinger family through seven generations. It has offices in New York, Zurich, Luxembourg, Geneva and the Bahamas.

EXECUTIVE OFFICES
The Swiss Helvetia Fund, Inc.
630 Fifth Avenue
Suite 915
New York, NY 10111-0001
1-888-SWISS-00 (1-888-794-7700)
(212) 332-2760

FOR INQUIRIES AND REPORTS:
1-888-SWISS-00 (1-888-794-7700)
Fax (212)332-7931

WEBSITE ADDRESS
http://www.swz.com

The Fund

The Swiss Helvetia Fund, Inc. is a non-diversified, closed-end investment company whose objective is to seek long-term capital appreciation through investment in equity and equity-linked securities of Swiss companies. The Fund, listed on the New York Stock Exchange under the symbol "SWZ," is managed by Hottinger Capital Corp.

Net Asset Value is calculated daily by 6:00 P.M. (Eastern Standard Time). The most recent calculation is available by calling 1-888-SWISS-00 or by accessing our Website. Weekly Net Asset Value is also published in BARRON'S, the Monday edition of THE WALL STREET JOURNAL and the Sunday edition of THE NEW YORK TIMES.

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Letter to Stockholders

ECONOMIC ENVIRONMENT

     European economies continued on their path to recovery in an environment of modest inflation. The European Central Bank was forced to tighten money supply because of signs of possible overheating in the economies of peripheral countries such as Ireland and Spain. Unemployment, exports (thanks to a weak Euro and recovery in Asia), and building construction all showed improvements.

SWISS ECONOMY

     Economic activity was surprisingly strong during the 4th Quarter 1999. The Gross Domestic Product grew at 3.7%, driven mainly by exports and consumer spending. The decline in the unemployment rate from 2.5% in December to 2.3% in March reinforced consumer confidence and stim- ulated retail sales. A weaker Swiss franc helped exports and industrial production. Despite high-energy prices, the Consumer Price Index remained well behaved (1.5% in March) thanks to deregulation of the service sector and productivity gains. Nevertheless, the Swiss National Bank (SNB) lifted key interest rates more than expected to a range of 2.5% - 3.5% which is substantial. Last August rates were at 1.1%. SNB wants to be ahead of the inflation curve and stem the decline of the Swiss franc. This has shown some success: especially strengthening the Swiss franc against the Euro.

                          THE SWISS FRANC VS THE EURO
[GRAPHIC OMITTED]
PLOT POINTS FOLLOW

 2-Nov-03         0.623
 3-Nov-03         0.622
 4-Nov-03         0.621
 5-Nov-03         0.619
 6-Nov-03         0.62
 9-Nov-03         0.623
10-Nov-03         0.622
11-Nov-03         0.622
12-Nov-03         0.623
13-Nov-03         0.623
16-Nov-03         0.623
17-Nov-03         0.624
18-Nov-03         0.624
19-Nov-03         0.625
20-Nov-03         0.624
23-Nov-03         0.624
24-Nov-03         0.625
25-Nov-03         0.625
26-Nov-03         0.625
27-Nov-03         0.623
30-Nov-03         0.623
 1-Dec-03         0.625
 2-Dec-03         0.624
 3-Dec-03         0.625
 4-Dec-03         0.627
 7-Dec-03         0.625
 8-Dec-03         0.625
 9-Dec-03         0.625
10-Dec-03         0.625
11-Dec-03         0.625
14-Dec-03         0.624
15-Dec-03         0.625
16-Dec-03         0.625
17-Dec-03         0.625
18-Dec-03         0.624
21-Dec-03         0.626
22-Dec-03         0.625
23-Dec-03         0.625
24-Dec-03         0.623
25-Dec-03         0.624
28-Dec-03         0.623
29-Dec-03         0.623
30-Dec-03         0.623
31-Dec-03         0.622
 1-Jan-04         0.625
 4-Jan-04         0.623
 5-Jan-04         0.624
 6-Jan-04         0.626
 7-Jan-04         0.623
 8-Jan-04         0.621
11-Jan-04         0.621
12-Jan-04         0.621
13-Jan-04         0.621
14-Jan-04         0.62
15-Jan-04         0.62
18-Jan-04         0.619
19-Jan-04         0.62
20-Jan-04         0.62
21-Jan-04         0.621
22-Jan-04         0.62
25-Jan-04         0.621
26-Jan-04         0.62
27-Jan-04         0.62
28-Jan-04         0.62
29-Jan-04         0.622
 1-Feb-04         0.622
 2-Feb-04         0.622
 3-Feb-04         0.621
 4-Feb-04         0.622
 5-Feb-04         0.622
 8-Feb-04         0.622
 9-Feb-04         0.622
10-Feb-04         0.621
11-Feb-04         0.623
12-Feb-04         0.623
15-Feb-04         0.622
16-Feb-04         0.623
17-Feb-04         0.623
18-Feb-04         0.623
19-Feb-04         0.624
22-Feb-04         0.624
23-Feb-04         0.622
24-Feb-04         0.621
25-Feb-04         0.622
26-Feb-04         0.622
29-Feb-04         0.623
 1-Mar-04         0.623
 2-Mar-04         0.623
 3-Mar-04         0.622
 4-Mar-04         0.622
 7-Mar-04         0.622
 8-Mar-04         0.623
 9-Mar-04         0.623
10-Mar-04         0.622
11-Mar-04         0.621
14-Mar-04         0.62
15-Mar-04         0.62
16-Mar-04         0.62
17-Mar-04         0.62
18-Mar-04         0.621
21-Mar-04         0.621
22-Mar-04         0.62
23-Mar-04         0.622
24-Mar-04         0.625
25-Mar-04         0.63
28-Mar-04         0.629
29-Mar-04         0.629
30-Mar-04         0.627
31-Mar-04         0.628
 1-Apr-04         0.628


                       THE SWISS FRANC VS THE U.S. DOLLAR
[GRAPHIC OMITTED]
PLOT POINTS FOLLOW


 2-Nov-03         1.526
 3-Nov-03         1.527
 4-Nov-03         1.534
 5-Nov-03         1.556
 6-Nov-03         1.549
 9-Nov-03         1.549
10-Nov-03         1.546
11-Nov-03         1.54
12-Nov-03         1.544
13-Nov-03         1.556
16-Nov-03         1.553
17-Nov-03         1.556
18-Nov-03         1.54
19-Nov-03         1.556
20-Nov-03         1.555
23-Nov-03         1.553
24-Nov-03         1.557
25-Nov-03         1.571
26-Nov-03         1.571
27-Nov-03         1.577
30-Nov-03         1.589
 1-Dec-03         1.586
 2-Dec-03         1.588
 3-Dec-03         1.597
 4-Dec-03         1.591
 7-Dec-03         1.564
 8-Dec-03         1.56
 9-Dec-03         1.557
10-Dec-03         1.566
11-Dec-03         1.579
14-Dec-03         1.579
15-Dec-03         1.591
16-Dec-03         1.589
17-Dec-03         1.574
18-Dec-03         1.588
21-Dec-03         1.577
22-Dec-03         1.587
23-Dec-03         1.585
24-Dec-03         1.58
25-Dec-03         1.585
28-Dec-03         1.585
29-Dec-03         1.595
30-Dec-03         1.597
31-Dec-03         1.593
 1-Jan-04         1.591
 4-Jan-04         1.567
 5-Jan-04         1.557
 6-Jan-04         1.549
 7-Jan-04         1.553
 8-Jan-04         1.565
11-Jan-04         1.569
12-Jan-04         1.558
13-Jan-04         1.562
14-Jan-04         1.571
15-Jan-04         1.595
18-Jan-04         1.596
19-Jan-04         1.591
20-Jan-04         1.593
21-Jan-04         1.585
22-Jan-04         1.596
25-Jan-04         1.6
26-Jan-04         1.611
27-Jan-04         1.61
28-Jan-04         1.633
29-Jan-04         1.651
 1-Feb-04         1.658
 2-Feb-04         1.657
 3-Feb-04         1.65
 4-Feb-04         1.623
 5-Feb-04         1.635
 8-Feb-04         1.638
 9-Feb-04         1.632
10-Feb-04         1.619
11-Feb-04         1.63
12-Feb-04         1.625
15-Feb-04         1.645
16-Feb-04         1.637
17-Feb-04         1.626
18-Feb-04         1.625
19-Feb-04         1.629
22-Feb-04         1.624
23-Feb-04         1.602
24-Feb-04         1.606
25-Feb-04         1.621
26-Feb-04         1.649
29-Feb-04         1.655
 1-Mar-04         1.665
 2-Mar-04         1.651
 3-Mar-04         1.665
 4-Mar-04         1.677
 7-Mar-04         1.677
 8-Mar-04         1.676
 9-Mar-04         1.672
10-Mar-04         1.662
11-Mar-04         1.67
14-Mar-04         1.672
15-Mar-04         1.664
16-Mar-04         1.668
17-Mar-04         1.663
18-Mar-04         1.658
21-Mar-04         1.657
22-Mar-04         1.676
23-Mar-04         1.674
24-Mar-04         1.646
25-Mar-04         1.623
28-Mar-04         1.642
29-Mar-04         1.656
30-Mar-04         1.676
31-Mar-04         1.657
 1-Apr-04         1.665

     Switzerland   also  reported  a  new  record  current  account  surplus  --
supporting the Swiss franc. On the negative side, a tighter monetary policy pushed mortgage rates higher.

THE SWISS STOCK MARKET AND SWISS HELVETIA FUND PERFORMANCE

     The Swiss market had a mediocre return in the 1st Quarter and great differences in performance among industry sectors. The blue chips suffered in the first part of the quarter due to their lack of sensitivity to economic growth and continued to be penalized by the increase in interest rates. Late in the quarter, however, the sharp correction in Nasdaq sparked a rotation into the so called value stocks (lower price multiple than the market average) allowing the Swiss market in general and its blue chip component in particular to outperform.

-------------------------------------------------------------
 SPI SECTOR PERFORMANCE (12/31/99 - 3/31/00)
                                              PERFORMANCE
-------------------------------------------------------------
 Electronics & Electrical Engineering           +16.05%
-------------------------------------------------------------
 Machinery                                      +11.51
-------------------------------------------------------------
 Miscellaneous Industrial                        +9.30
-------------------------------------------------------------
 Miscellaneous Services                          +5.31
-------------------------------------------------------------
 Retailers                                       +4.90
-------------------------------------------------------------
 Banks                                           +4.15
-------------------------------------------------------------
 Foods                                           +2.62
-------------------------------------------------------------
 Transportation                                   -.96
-------------------------------------------------------------
 Utilities                                       -1.80
-------------------------------------------------------------
 Chemicals & Pharmaceuticals                     -3.80
-------------------------------------------------------------
 Building Materials & Construction               -6.20
-------------------------------------------------------------
 Insurance                                       -7.37
-------------------------------------------------------------

     The Swiss Helvetia Fund, thanks to its strong exposure in mid sized asset management companies and the electronics and electrical engineering groups, outperformed its benchmark both in terms of its market price and net asset value.

----------------------------------------------------------------------------
TOTAL RETURN PERFORMANCE                                  U.S.     SWISS
FOR THE QUARTER ENDED 3/31/00*                          DOLLARS    FRANCS
----------------------------------------------------------------------------
 SWISS PERFORMANCE INDEX                                (3.18%)     1.05%
----------------------------------------------------------------------------
 THE SWISS HELVETIA FUND BASED ON                       (1.08%)     3.24%
   NET ASSET VALUE
----------------------------------------------------------------------------
 THE SWISS HELVETIA FUND BASED ON                       (0.45%)     3.90%
   MARKET PRICE
----------------------------------------------------------------------------

*Past performance is not an indicator of future results. These figures assume the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------
TOTAL RETURN (12/31/99 - 3/31/00)
--------------------------------------------------------------------------------
 SPI Small Companies Index                       25.00%
--------------------------------------------------------------------------------
 SPI Mid Companies Index                         20.13
--------------------------------------------------------------------------------
 SPI Large Companies Index                       -2.58
--------------------------------------------------------------------------------

     As stated in the prior report, Management decided to increase the exposure of the Fund into mid- and small capitalization stocks. However, the implementation of this decision has been very gradual because of the sharp run-up of the mid- and small cap segments in the beginning of the year. A big valuation gap, however, between Swiss growth stocks and their U.S. peers remains, even after the recent NASDAQ correction. Management expects to pursue its strategy to rebalance the Fund's portfolio in favor of mid- and small caps, because they benefit disproportionately from stronger economic growth.

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

     For the full year 1999, corporate results were better than expectations overall. This was especially the case for the mid-cap growth stocks and the mid-sized asset managers like Vontobel Holdings, Bank Sarasin andJulius Baer Holdings. The health- care sector also showed strong results (Novartis, Roche, Ares Serono).

COMPANY NEWS

     In the 1st quarter 2000, UBS announced a restructuring, where the new business structure will consist of three main businesses: UBS Switzerland, UBS Asset Management, and UBS Warburg. UBS Warburg will be responsible for international onshore Private Banking, e-services and Private Equity. UBS Asset Management will get the responsibility for Global Asset Management and the mutual funds.

     Clariant, in order to increase its exposure on the drug and pesticide market, announced the acquisition of rival BTP of the United Kingdom for $2 billion in cost and assumed debt.

     Pechiney of France pulled off the three-way merger with Algroup of Switzerland and Alcan of Canada after a panel of anti-trust officials from the European Union recommended the rejection of the merger.

     Swisscom announced an initial public offering of its internet service provider business, Blue Window.

--------------------------------------------------------------------------------
THE SWISS HELVETIA FUND--TEN LARGEST HOLDINGS (IN U.S. DOLLARS)
AS OF MARCH 31, 2000

--------------------------------------------------------------------------------
                                     COST      MARKET VALUE%    OF TOTAL
                                   IN U.S.$      IN U.S.$      NET ASSETS
--------------------------------------------------------------------------------
 1. Novartis Ltd.                $ 24,690,092  $ 64,412,677       15.2%
--------------------------------------------------------------------------------
 2. Roche Holdings Ltd.            15,895,280    61,365,769       14.5
--------------------------------------------------------------------------------
 3. Nestle AG                      14,102,656    41,936,493        9.9
--------------------------------------------------------------------------------
 4. Credit Suisse Group             7,207,699    22,294,924        5.3
--------------------------------------------------------------------------------
 5. ABB Ltd.                       14,539,020    21,480,034        5.1
--------------------------------------------------------------------------------
 6. Swiss Reinsurance Company       5,838,682    17,326,197        4.1
--------------------------------------------------------------------------------
 7. UBS AG                          5,933,331    16,557,012        3.9
--------------------------------------------------------------------------------
 8. Zurich Allied Ltd.              4,691,524    14,564,710        3.5
--------------------------------------------------------------------------------
 9. Adecco SA                       5,142,887    10,374,068        2.5
--------------------------------------------------------------------------------
10. Ares-Serono SA                  2,779,562     9,035,362        2.1
--------------------------------------------------------------------------------
    Total                        $100,820,733  $279,347,246       66.1%
--------------------------------------------------------------------------------

     ABB announced it will sell to its partner its stake in ABB Alstom Power, the joint-venture established with Alstom for $1.2 billion in cash.

OUTLOOK IS STILL PROMISING:

     The Swiss market continues to offer a good diversification for U.S. investors due to its low valuation and defensive characteristics. In addition, despite bright prospects, Swiss growth companies trade at a lower multiple than their European and North American peers. The price/earning ratio for the overall market based on 2000 earnings estimates stands at 17 times forecasted earnings and earnings growth for the year 2000 should be +10% and +8% for the year 2001.

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------

     As mentioned, Management will con- tinue to increase the exposure of the Fund in the mid- and small cap sectors. In this area of the market, the strategy is to look for emerging companies. These companies should have the key intellectual assets that will allow them to leverage their business model into a fast-growing environment and protect them from competition.

     Management also believes that it can provide value added to the stockholders of the Fund with this strategy and hopefully reduce the discount to Net Asset Value in creating more demand for the shares of the Swiss Helvetia Fund.

SHARE BUY-BACK UPDATE AND DISCOUNT DEVELOPMENT

     The discount has fluctuated in the same range during the 1st quarter 2000 despite the continuation of the share buy-back program.

     Through March 31, 2000 the Fund repurchased 243,600 shares of it stock at an average price of $13.23 and an average discount of 21.68%. This program has enhanced stockholder value by $885,700.

Sincerely,

[SIGNATURE OMITTED]
Paul Hottinguer
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

[SIGNATURE OMITTED]
Rodolphe Hottinger
PRESIDENT AND CHIEF OPERATING OFFICER

May 1, 2000

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 2000
(Unaudited)
                                                    Percent
No. of                                              of Net
Shares         Security                 Value       Assets
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 99.2%

BANKS - 15.5%

 3,000  BANK SARASIN & CIE
        REGISTERED SHARES            $ 8,299,254      1.9%
        A bank specializing in
        investment advisor services
        and portfolio management for
        private and institutional
        customers in Europe. (cost
        $3,240,093)

112,000 CREDIT SUISSE GROUP(1)
        REGISTERED SHARES             22,294,924      5.3
        A global financial services
        institution whose main
        holding is Credit Suisse.
        (cost $7,207,699)

 2,000  JULIUS BAER HOLDINGS LTD.
        BEARER SHARES                  7,529,468      1.8
        Banking group specializing
        in asset management,
        investment consulting and
        securities trading. (cost
        $3,660,089)

 1,500  OZ HOLDING AG
        BEARER SHARES                  1,596,704      0.4
        Provides brokerage and
        banking services,
        specializing in Swiss
        futures and options. (cost
        $1,365,178)

        UBS AG
60,000  WARRANTS EXPIRING 6/30/00 (2)    793,842      0.2
       (cost $605,422)

63,000  REGISTERED SHARES(1)          16,557,012      3.9
        Product of the merger of
        Basel-based Swiss Bank
        Corp. and Zurich-based
        Union Bank of Switzerland.
        The group operates globally
        and has three core business
        units: UBSSwitzerland,
        UBSAsset Management and
        UBSWarburg. (cost
        $5,933,331)

                                                    Percent
No. of                                              of Net
Shares         Security                 Value       Assets
--------------------------------------------------------------------------------
BANKS - (CONTINUED)

 4,000  VALIANT HOLDING AG
        REGISTERED SHARES            $ 1,715,179      0.4%
        The largest regional bank
        of Switzerland with
        activities focused on
        mortgage loans and
        commercial business with
        small and mid-sized
        companies. (cost
        $1,916,009)

 3,000  VONTOBEL HOLDING LTD.
        BEARER SHARES                  6,928,073      1.6
        Provides investment,
        banking and consulting
        services to private and
        institutional customers.
        (cost $5,458,768)
                                     -----------    -----
                                      65,714,456     15.5

BUILDING CONTRACTORS & MATERIALS - 2.0%

 5,600  GEBERIT AG
        REGISTERED SHARES(2)           1,811,884      0.4
        Manufactures and supplies
        water supply pipes and
        fittings, installation
        systems, drainage and
        flushing systems for the
        commercial and residential
        construction markets. (cost
        $1,341,565)

 5,500  HOLDERBANK FINANCIERE GLARUS AG
        BEARER SHARES                  6,549,194      1.6
        Large cement producer with
        worldwide operations. (cost
        $4,368,730)
                                     -----------    -----
                                       8,361,078      2.0

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                               March 31, 2000
(Unaudited)

                                                    Percent
No. of                                              of Net
Shares         Security                 Value       Assets
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - (CONTINUED)

CHEMICALS - 1.9%

25,000  CIBA SPECIALTY CHEMICALS, INC.
        REGISTERED SHARES            $ 1,559,869      0.4%
        Develops, manufacturers and
        markets specialty chemical
        products worldwide. These
        products include additives,
        performance polymers,
        textile dyes, consumer care
        chemicals, and pigments.
        (cost $799,526)

 8,800  CLARIANT AG
        REGISTERED SHARES              3,312,966      0.8
        Specializes in color
        chemistry and manufactures
        a range of dyestuffs,
        pigments, chemicals,
        additives and masterbatches
        for the textile, paper,
        leather, plastics,
        synthetic fibers and paint
        industries. (cost
        $1,851,408)

 2,000  GURIT-HEBERLEIN AG
        BEARER SHARES                  1,171,518      0.3
        European market leader for
        wind screen bonding
        systems, ski based and
        optically pure
        thermoplastic sheeting for
        the auto industry. (cost
        $872,456)

 6,000  SIKA FINANZ AG
        BEARER SHARES                  1,955,737      0.4
        Leading producer of
        construction chemicals.
        (cost $1,566,863)
                                     -----------    -----
                                       8,000,090      1.9

ELECTRICAL ENGINEERING & ELECTRONICS - 13.1%

187,000 ABB LTD.(1)
        The holding company for ABB   21,480,034      5.1
        Asea Brown Boveri Ltd. (ABB
        Group) which is one of the
        largest electrical
        engineering firms in the
        world. (cost $14,539,020)

                                                    Percent
No. of                                              of Net
Shares         Security                 Value       Assets
--------------------------------------------------------------------------------
ELECTRICAL ENGINEERING & ELECTRONICS - (CONTINUED)

 3,000  BELIMO AUTOMATION AG
        REGISTERED SHARES            $ 1,279,168      0.3%
        World market leader in
        damper and volume control
        actuators for ventilation
        and air conditioning
        equipment. (cost $746,174)

12,000  GRETAG-IMAGING HOLDING AG
        REGISTERED SHARES              2,403,175      0.6
        Manufactures image
        processing equipment and
        systems. (cost $1,100,502)

   370  KUDELSKI SA
        BEARER SHARES(2)               4,617,212      1.1
        Designs, produces and
        distributes equipment under
        the "Nagra" brand name for
        professional data display
        in audio and video
        applications. (cost
        $4,154,003)

12,500  LOGITECH INTERNATIONAL SA
        REGISTERED SHARES(2)           7,900,830      1.9
        Manufactures personal
        computer input devices as
        well as producing
        trackballs, desktop
        publishing programs, and
        related software. (cost
        $1,947,513)

 5,000  SAIA-BURGESS ELECTRONICS HOLDING AG
        REGISTERED SHARES              2,140,967      0.5
        Develops and produces
        switches, motors, and
        programmable control
        devices. Products are
        mainly used in the
        automobile, heating & air
        conditioning and
        telecommunications
        industries. (cost
        $1,298,119)

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                               March 31, 2000
(Unaudited)

                                                    Percent
No. of                                              of Net
Shares         Security                 Value       Assets
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - (CONTINUED)

ELECTRICAL ENGINEERING & ELECTRONICS - (CONTINUED)

15,160  SWISSLOG HOLDING, INC.
        REGISTERED SHARES            $ 7,275,487      1.7%
        Provides turnkey delivery
        of automated material
        handling systems, storage,
        order picking and transport
        systems. Delivers its
        systems to production,
        distribution and service
        companies throughout
        Europe. (cost $3,207,688)

 4,300  TECAN AG
        REGISTERED SHARES              3,020,447      0.7
        Manufactures and
        distributes components and
        complete solutions for the
        automation of laboratory
        processes. (cost
        $2,092,640)

 4,500  THE SWATCH GROUP OF SWITZERLAND
        BEARER SHARES                  5,247,474      1.2
        Manufactures watches, watch
        components and
        microelectronics. Produces
        machine tools for
        scientific, medical and
        industrial use and small
        electric and alternative
        fuel compact cars
        worldwide. (cost
        $2,680,890)
                                     -----------    -----
                                      55,364,794     13.1

FOOD & LUXURY GOODS - 10.3%

    60  LINDT & SPRUNGLI AG
        REGISTERED SHARES              1,533,558      0.4
        Major manufacturer of
        premium Swiss chocolates.
        (cost $1,196,399)

23,400  NESTLE AG(1)
        REGISTERED SHARES             41,936,493      9.9
        Largest food and beverage
        processing company in the
        world. (cost $14,102,656)
                                     -----------    -----
                                      43,470,051     10.3

                                                    Percent
No. of                                              of Net
Shares         Security                 Value       Assets
--------------------------------------------------------------------------------
INSURANCE - 8.6%

 3,000  BALOISE HOLDING
        REGISTERED SHARES            $ 2,587,202      0.6%
        Medium-sized insurer active
        in all sectors of
        insurance. (cost $169,640)

 6,000  GENERALI (SWITZERLAND) HOLDING
        REGISTERED SHARES              1,825,836      0.4
        An insurance, financial and
        real estate services
        company. (cost $2,243,128)

10,000  SCHWEIZERISCHE RUCKVERSICHERUNGS-
        GESELLSCHAFT (SWISS REINSURANCE COMPANY)(1)
        REGISTERED SHARES             17,326,197      4.1
        Second largest reinsurance
        company in the world. (cost
        $5,838,682)

28,900  ZURICH ALLIED LTD.(1)
        REGISTERED SHARES             14,564,710      3.5
        A large worldwide insurance
        operator. (cost $4,691,524)
                                     -----------    -----
                                      36,303,945      8.6

LIFE SCIENCES - 15.2%

47,100  NOVARTIS LTD.(1)
        REGISTERED SHARES             64,412,677     15.2
        Life science group created
        by the consolidation of
        Sandoz and Ciba-Geigy.
        Manufacturers health care
        products for use in a broad
        range of medical fields, as
        well as agricultural
        products. The second
        largest pharmaceutical
        entity in the world. (cost
        $24,690,092)
                                     -----------    -----
                                      64,412,677     15.2

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                               March 31, 2000
(Unaudited)

                                                    Percent
No. of                                              of Net
Shares         Security                 Value       Assets
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - (CONTINUED)

MACHINERY - 3.8%

 5,000  FEINTOOL INTERNATIONAL HOLDING
        REGISTERED SHARES            $ 2,104,883      0.5%
        Supplier of integrated
        systems for fine-blanking
        and forming technologies.
        (cost $1,059,528)

 7,000  GEORG FISCHER AG
        REGISTERED SHARES              2,168,030      0.5
        A mechanical engineering
        group that is a market
        leader in vehicle
        engineering and pipeline
        systems. (cost $2,262,232)

 1,200  HPI HOLDING SA
        BEARER SHARES(2)               1,356,748      0.3
        An investment company,
        primarily holding an
        interest in Hermes Precisa,
        an Australian electronic
        document processing
        service. (cost $1,627,689)

 6,000  MIKRON HOLDING AG
        REGISTERED SHARES              4,817,176      1.2
        Machine tools and milling
        machine producer. (cost
        $773,404)

 1,700  RIETER HOLDING AG
        REGISTERED SHARES                950,806      0.2
        Leading supplier of
        spinning machinery for the
        textile industry. (cost
        $569,618)

 2,000  SCHINDLER HOLDING AG
        REGISTERED SHARES              2,922,781      0.7
        One of the world's largest
        elevator companies and a
        leading Swiss machinery
        enterprise. (cost
        $2,569,092)

                                                    Percent
No. of                                              of Net
Shares         Security                 Value       Assets
--------------------------------------------------------------------------------
MACHINERY - (CONTINUED)

 2,500  SULZER AG
        REGISTERED SHARES(2)         $ 1,683,907      0.4%
        Manufactures and sells
        industrial equipment,
        machinery, and medical
        devices. (cost $1,644,520)
                                     -----------    -----
                                      16,004,331      3.8

MISCELLANEOUS INDUSTRIES - 1.9%

 5,000  HUBER & SUHNER AG
        REGISTERED SHARES              2,700,265      0.7
        Manufactures a wide range
        of products, extending from
        cables for energy and
        electrical transmission to
        special products such as
        rubber. (cost $1,381,216)

 3,000  KOMAX HOLDING LTD.
        REGISTERED SHARES              2,264,253      0.5
        World's leading
        manufacturer of wire
        processing machines. (cost
        $1,332,269)

 2,500  PHOENIX MECANO AG
        BEARER SHARES                  1,220,832      0.3
        Leading Swiss packaging
        manufacturer for the
        mechanical engineering and
        electronics industry. (cost
        $1,179,117)

 8,000  SIA ABRASIVES HOLDING AG
        REGISTERED SHARES(2)           1,154,679      0.3
        Develops, manufactures and
        markets surface treatment,
        upgrade and polishing
        systems for various
        materials. (cost
        $1,202,584)

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                               March 31, 2000
(Unaudited)
                                                    Percent
No. of                                              of Net
Shares         Security                 Value       Assets
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - (CONTINUED)

MISCELLANEOUS INDUSTRIES - (CONTINUED)

   500  XSTRATA AG
        REGISTERED SHARES(2)          $  509,382      0.1%
        Investment company with
        principal interest in
        energy and raw materials in
        locations around the world.
        (cost $528,199)
                                     -----------    -----
                                       7,849,411      1.9

MISCELLANEOUS SERVICES - 6.5%

15,000  ADECCO SA(1)
        BEARER SHARES                 10,374,068      2.5
        Leading personnel and
        temporary employment
        company. (cost $5,142,887)

 3,500  COMPAGNIE FINANCIERE RICHEMONT AG
        BEARER SHARES                  8,893,132      2.1
        Investment company with
        principal interests in
        luxury goods and tobacco.
        (cost $3,155,503)

   150  KUONI TRAVEL HOLDING LTD.
        REGISTERED SHARES                694,611      0.2
        Leader in the Swiss travel
        and tourism sector with
        subsidiaries in the United
        Kingdom, Germany, France
        and Austria. (cost
        $245,145)

 5,200  MIRACLE HOLDING AG
        REGISTERED SHARES(2)           2,189,079      0.5
        Produces computer software.
        (cost $2,640,625)

 4,800  PUBLIGROUPE LTD.
        PARTICIPATION CERTIFICATES     5,288,429      1.2
        Largest Swiss advertising
        intermediary. (cost
        $1,414,729)
                                     -----------    -----
                                      27,439,319      6.5

                                                    Percent
No. of                                              of Net
Shares         Security                 Value       Assets
--------------------------------------------------------------------------------
PHARMACEUTICALS - 16.6%

 2,400  ARES SERONO SA(1)
        BEARER SHARES                $ 9,035,362      2.1%
        Develops and markets
        pharmaceutical and
        diagnostic products, and is
        the worldwide market leader
        in pharmaceutical products
        for the treatment of
        infertility. (cost
        $2,779,562)

 5,650  ROCHE HOLDINGS LTD.(1)
        DIVIDEND RIGHTS CERTIFICATES  61,365,769     14.5
        Worldwide pharmaceutical
        company. (cost $15,895,280)
                                     -----------    -----
                                      70,401,131     16.6

RETAILERS - 2.1%

 2,500  BON APPETIT HOLDING AG
        REGISTERED SHARES              2,103,380      0.5
        Swiss market leader that
        operates "Cash and Carry".
        (cost $1,008,766)

10,000  CHARLES VOEGELE HOLDING AG(2)
        Manufactures and markets a
        variety of1,641,8090.4
        clothing items for men,
        women and children.
        Operates approximately 385
        retail stores in
        Switzerland, Germany,
        Austria, and the Benelux
        region. (cost $1,462,733)

 1,500  JELMOLI HOLDING LTD.
        BEARER SHARES                  2,164,121      0.5
        Operates a network of
        retail/service outlets
        throughout Switzerland,
        including local dry
        cleaners, auto body shops,
        opticians, interior
        decorators, travel
        agencies, restaurants,
        pharmacies and retailers.
        (cost $888,220)

                         THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)   March 31, 2000
(Unaudited)
                                                    Percent
No. of                                              of Net
Shares         Security                 Value       Assets
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - (CONTINUED)

RETAILERS - (CONTINUED)

10,000  VALORA HOLDING AG
        REGISTERED SHARES            $ 2,946,837      0.7%
        Operates restaurants, food
        vending machines and
        specialty retail stores.
        (cost $2,333,483)
                                     -----------    -----
                                       8,856,147      2.1

TELECOMMUNICATIONS - 1.4%

15,000  SWISSCOM AG
        REGISTERED SHARES              5,755,352      1.4
        Operates public
        telecommunication networks
        and offers network
        application services. (cost
        $5,049,193)
                                     -----------    -----
                                       5,755,352      1.4

TRANSPORT - 0.3%

 8,000  SAIRGROUP HOLDING LTD.
        REGISTERED SHARES            $ 1,503,488      0.3%
        Switzerland's largest
        airline company. (cost
        $1,654,158)
                                     -----------    -----
                                       1,503,488      0.3

791,790 TOTAL COMMON STOCKS AND WARRANTS
        (Cost $184,685,559)          419,436,270     99.2%

        OTHER ASSETS IN EXCESS OF
        LIABILITIES                    3,334,467      0.8
                                    ------------    -----
        NET ASSETS APPLICABLE TO 24,397,637
        SHARES OF COMMON STOCK
        OUTSTANDING                 $422,770,737    100.0%
                                    ============    =====
        NET ASSET VALUE PER SHARE
        ($422,770,737 / 24,397,637)       $17.33
                                          ======

--------------------------------------------------------------------------------
(1) ONE OF THE TEN LARGEST PORTFOLIO HOLDINGS.
(2) NON-INCOME PRODUCING SECURITY.

                          THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------
            DIVIDEND REINVESTMENT PLAN AND STOCK REPURCHASE PROGRAMS
            --------------------------------------------------------
  The Dividend Reinvestment Plan offers you a convenient and automatic way to reinvest your income dividends and capital gains distributions in additional shares of the Fund. For an enrollment form and detailed information about the Plan, please contact the Fund's transfer agent at PFPC, Inc., P.O. Box 8950, Wilmington, DE, 19899, (800) 852-4750. If your shares are held by your brokerage firm, please contact your investment representative. This report is sent to the stockholders of The Swiss Helvetia Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report. On February 5, 1999, the Fund announced that its Board of Directors had authorized the Fund to repurchase up to 1,000,000 shares of its common stock in open market purchases to be effected on the New York Stock Exchange. On December 7, 1999 the Fund announced that its Board of Directors had increased this authorization by an additional 1,000,000 shares. The Board ofDirectors and Management expect to make these purchases from time to time during 2000. The principal purpose of the repurchases is to enhance stockholder value by increasing the Fund's net asset value per share without creating a meaningful adverse effect upon the Fund's expense ratio. This may also have the effect of temporarily reducing the current discount of approximately 20 percent.

                           -------------------------

  Notice is hereby given in accordance with section 23(c) of The Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock in the open market in addition to the above program.

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
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                                    A SWISS
                                   INVESTMENTS
                                      FUND

                          THE SWISS HELVETIA FUND, INC.
                                EXECUTIVE OFFICES
                          The Swiss Helvetia Fund, Inc.
                                630 Fifth Avenue
                                    Suite 915
                          New York, New York 10111-0001
                                 1-888-SWISS-00
                                 (212) 332-2760
                               http://www.swz.com